Other Operating Income (Expense) - Schedule of Other Operating Income (Expense) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 29(b))	$ 323	$ 109
Share-based compensation	(125)	(47)
Environmental costs and remeasurement of decommissioning and restoration provisions for closed operations	(108)	(270)
Care and maintenance costs	(65)	(52)
Social responsibility and donations	(27)	(23)
Gain (loss) on sale of assets	(14)	34
Take or pay contract costs	(97)	(104)
COVID-19 costs (Note 4(c))	0	(282)
Other	(62)	(90)
Other operating income (expense)	(78)	(725)
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 29(b))	442	47
Commodity Derivatives Excluding Sales and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 29(b))	$ (22)	$ 62